Risk and Capital Management - Summary of Liquidity Indicators (Detail)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of liquidity risk indicators [abstract]
Net assets / funds within 30 days	62.70%	72.20%
Net assets / total funds	24.60%	26.40%
Net assets / total assets	15.80%	17.60%